Subsequent Events	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS
Subsequent Events

41.  SUBSEQUENT EVENTS.

Enel Generación Chile

On April 24, 2019, Enel Generación Chile S.A.  (“Enel Generación”) announced in a significant event filing that in connection with the contracts for the purchase and sale of power and electricity informed through a significant event issued on May 5, 2016, Anglo American Sur S.A. ("AngloAmerican") and Enel Generación have signed an Agreement called "Payment of Compensation for Exit Clause, Settlement and Transaction for Contracts for the Purchase and Sale of Power and Electricity for Los Bronces, El Soldado and Chagres" (the "Agreement"), by virtue of which it has been agreed to anticipate the date of termination of the contracts as of February 20, 2020 and the payment of the respective exit compensation that corresponds to Enel Generación, in accordance with both the provisions of the contracts and the aforementioned Agreement.

As of this date, it is not possible to reasonably quantify the financial effect of the early termination date in the results of Enel Generación. The financial effects will depend on factors that affect the behavior of the electricity market, such as, among others, the price of fuels; the hydrological conditions; growth of demand and international inflation rates, which to date are not possible to determine.

There have been no other subsequent events between January 1, 2019 and the issuance date of these consolidated financial statements.